Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Summary of Cross Currency Swap Agreements

The following table reflects information relating to the cross currency swaps as at June 30, 2015.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of (Liability) $	Weighted- Average Remaining Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(39,938)	1.8
900,000	150,000	NIBOR	4.35%	6.43%	(40,398)	3.2
1,000,000	134,000	NIBOR	3.70%	5.92%	(9,063)	4.9

					(89,399)

Interest Rate Swap Agreements

As at June 30, 2015, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(10,536)	3.2	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(8,311)	1.5	5.3
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	175,000	(35,369)	13.5	5.2
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	69,623	(3,221)	6.1	2.8
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	320,000	(11,114)	0.8	2.9
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	121,333	(1,636)	3.5	1.7

EURIBOR-Based Debt:
Euro-denominated interest rate swaps(v)	EURIBOR	255,316	(35,874)	5.5	3.1

			(106,061)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2015, ranged from 0.30% to 2.80%.
(ii)	Principal amount reduces semi-annually.
(iii)

These interest rate swaps are being used to economically hedge expected interest payments on future debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.
(v)	Principal amount reduces monthly to 70.1 million Euros ($78.1 million) by the maturity dates of the swap agreements.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Derivative assets	Accrued liabilities/ Advances from affiliates	Current portion of derivative liabilities	Derivative liabilities
As at June 30, 2015
Interest rate swap agreements	—	(7,056)	(31,823)	(67,182)
Interest rate swaption	1,958	—	—	(1,365)
Cross currency swap agreements	—	(770)	(7,053)	(81,576)
Toledo Spirit time-charter derivative	—	—	(600)	(2,510)

	1,958	(7,826)	(39,476)	(152,633)

As at December 31, 2014
Interest rate swap agreements	441	(7,486)	(52,356)	(60,157)
Cross currency swap agreement	—	(544)	(4,922)	(64,920)
Toledo Spirit time-charter derivative	—	(637)	(400)	(1,100)

	441	(8,667)	(57,678)	(126,177)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments

The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Three Months Ended June 30,
	2015			2014
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(7,319)	17,424	10,105	(10,020)	(5,391)	(15,411)
Interest rate swaption	—	593	593	—	—	—
Toledo Spirit time-charter derivative	—	190	190	(224)	(700)	(924)

	(7,319)	18,207	10,888	(10,244)	(6,091)	(16,335)

	Six Months Ended June 30,
	2015			2014
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(14,624)	13,067	(1,557)	(19,264)	(1,368)	(20,632)
Interest rate swaption	—	593	593	—	—	—
Toledo Spirit time-charter derivative	(570)	(1,610)	(2,180)	(224)	(3,000)	(3,224)

	(15,194)	12,050	(3,144)	(19,488)	(4,368)	(23,856)

Interest Rate Swaption [Member]
Interest Rate Swap Agreements

At June 30, 2015, the terms of the interest rate swaps underlying the swaption are as follows:

	Interest Rate Index	Principal Amount $		Start Date	Carrying Amount of Assets (Liability)	Remaining Term (Years)	Fixed Interest Rate (%)
Interest rate swaption – Call Option	LIBOR	155,000	(i)	April 28, 2017	1,958	7.5	3.34%
Interest rate swaption – Put Option	LIBOR	155,000	(i)	April 28, 2017	(1,365)	7.5	2.15%

(i)	Amortizing every three months from $155.0 million in April 2017 to $85.4 million in October 2024.